Restructuring	3 Months Ended
Mar. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring

8. Restructuring

In February 2016, as part of the Company’s restructuring plan, approximately 51 employees were made redundant. The total restructuring costs of $2,709 consists of $1,217 severance expense and $1,492 retention. As of March 31, 2016, $274 of severance expense was paid and the remaining $943 was accrued. The retention bonuses will be paid in three installments over the next 12 months. Employees entitled to the retention must remain employed with the Company in good standing for at least 6 months after each installment payment. Otherwise, employees are obligated to repay the entire bonus received for that installment. The Company accrues the retention bonus monthly on a straight line basis through the retention period. As of March 2016, $267 of retention bonus was accrued and $278 was paid. Payroll tax relating to the severance payment and retention bonus totaled $ 155 of which $121 was accrued and $33 was paid as of March 31, 2016.